Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of analysis of results by business

Analysis of results by business

For the year ended 31 December 2024	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Net interest income	1,266	796	1,413	2,687	583	6,745
Non-interest income	590	545	10,779	664	(286)	12,292
Total income	1,856	1,341	12,192	3,351	297	19,037
Operating costs	(1,008)	(953)	(7,889)	(1,637)	(758)	(12,245)
UK regulatory levies[1]	(37)	(9)	(187)	—	(9)	(242)
Litigation and conduct	(1)	—	(55)	(13)	(117)	(186)
Total operating expenses	(1,046)	(962)	(8,131)	(1,650)	(884)	(12,673)
Other net income[2]	—	—	—	—	—	—
Profit/(loss) before impairment	810	379	4,061	1,701	(587)	6,364
Credit impairment (charges)/releases	(76)	(6)	(123)	(1,293)	(119)	(1,617)
Profit/(loss) before tax	734	373	3,938	408	(706)	4,747
Total assets (£bn)	61.3	34.1	1,061.8	34.9	26.4	1,218.5
Total liabilities (£bn)	94.7	75.0	955.6	24.5	9.5	1,159.3
Number of employees (full time equivalent)						23,000
Average number of employees (full time equivalent)						23,400
Average number of employees (headcount)						23,500

For the year ended 31 December 2023	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Net interest income	1,241	792	1,705	2,616	299	6,653
Non-interest income	620	443	9,717	665	170	11,615
Total income	1,861	1,235	11,422	3,281	469	18,268
Operating costs	(977)	(830)	(7,847)	(1,669)	(947)	(12,270)
UK regulatory levies[1]	(8)	(4)	(123)	—	(14)	(149)
Litigation and conduct	1	2	5	(6)	(46)	(44)
Total operating expenses	(984)	(832)	(7,965)	(1,675)	(1,007)	(12,463)
Other net (expenses)/income[2]	(3)	—	1	(1)	(1)	(4)
Profit/(loss) before impairment	874	403	3,458	1,605	(539)	5,801
Credit impairment (charges)/releases	27	(4)	(102)	(1,438)	(61)	(1,578)
Profit/(loss) before tax	901	399	3,356	167	(600)	4,223
Total assets (£bn)	61.6	32.1	1,027.6	33.4	30.5	1,185.2
Total liabilities (£bn)	86.8	61.0	948.9	21.2	6.8	1,124.7
Number of employees (full time equivalent)						23,900
Average number of employees (full time equivalent)						23,800
Average number of employees (headcount)						24,000

For the year ended 31 December 2022	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Net interest income	1,184	733	1,142	1,986	353	5,398
Non-interest income	534	300	11,078	673	211	12,796
Total income	1,718	1,033	12,220	2,659	564	18,194
Operating costs	(878)	(565)	(7,153)	(1,549)	(676)	(10,821)
UK regulatory levies[1]	(7)	(4)	(119)	—	(20)	(150)
Litigation and conduct	—	—	(1,189)	(3)	(235)	(1,427)
Total operating expenses	(885)	(569)	(8,461)	(1,552)	(931)	(12,398)
Other net income[2]	1	—	1	—	2	4
Profit/(loss) before impairment	834	464	3,760	1,107	(365)	5,800
Credit impairment (charges)/release	—	(5)	(181)	(624)	(123)	(933)
Profit/(loss) before tax	834	459	3,579	483	(488)	4,867
Total assets (£bn)	88.4	42.7	1,023.8	30.2	18.4	1,203.5
Total liabilities (£bn)	86.8	62.5	967.1	19.5	8.7	1,144.6
Number of employees (full time equivalent)						21,900
Average number of employees (full time equivalent)						21,100
Average number of employees (headcount)						21,300
Note
1Comprises the impact of the BoE levy scheme and the UK bank levy
2Other net income represents the share of post-tax results of associates and joint ventures, and profit (or loss) on disposal of subsidiaries, associates and joint ventures.

Disclosure of income by geographic region

Income by geographic region[1]
	2024	2023	2022
For the year ended 31 December	£m	£m	£m
United Kingdom	6,075	6,095	7,962
Europe	2,749	2,513	2,320
Americas	8,864	8,200	6,516
Africa and Middle East	82	87	63
Asia	1,267	1,373	1,333
Total	19,037	18,268	18,194

Income from individual countries which represent more than 5% of total income
	2024	2023	2022
For the year ended 31 December	£m	£m	£m
United Kingdom	6,075	6,095	7,962
United States	8,702	8,013	6,340
Note
1 The geographical analysis is based on the location of the office where the transactions are recorded.